Administrative expenses - Loss allowance on trade receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Administrative expenses.
Impairment loss (reversal of impairment loss) on trade receivables, net	$ (25)	$ 7,202	$ (4,446)